Columbia Select Small Cap Value Fund
First Quarter Report
August 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobile Components 2.2%
Visteon Corp.	68,830	8,532,167
Hotels, Restaurants & Leisure 3.1%
Six Flags Entertainment Corp.(a)	200,460	4,548,438
Texas Roadhouse, Inc.	43,226	7,458,646
Total		12,007,084
Household Durables 2.3%
KB Home	138,666	8,812,224
Textiles, Apparel & Luxury Goods 2.6%
Kontoor Brands, Inc.	132,684	10,249,839
Total Consumer Discretionary		39,601,314
Consumer Staples 2.9%
Food Products 2.9%
Nomad Foods Ltd.	484,744	7,532,922
Utz Brands, Inc.	288,307	3,869,080
Total		11,402,002
Total Consumer Staples		11,402,002
Energy 5.3%
Energy Equipment & Services 1.2%
Patterson-UTI Energy, Inc.	821,053	4,770,318
Oil, Gas & Consumable Fuels 4.1%
Murphy Oil Corp.	175,479	4,362,408
PBF Energy, Inc., Class A	219,647	6,000,756
SM Energy Co.	185,228	5,288,259
Total		15,651,423
Total Energy		20,421,741
Financials 31.2%
Banks 17.6%
Atlantic Union Bankshares Corp.	276,625	9,883,811
Axos Financial, Inc.(a)	133,760	12,200,249
OceanFirst Financial Corp.	395,364	7,270,744
Pacific Premier Bancorp, Inc.	376,583	9,222,518
Popular, Inc.	83,784	10,526,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida	240,650	7,486,621
Stock Yards Bancorp, Inc.	145,856	11,772,038
Total		68,362,603
Capital Markets 2.2%
Lazard, Inc.	146,648	8,382,400
Consumer Finance 1.5%
PROG Holdings, Inc.	160,624	5,660,390
Financial Services 2.3%
Radian Group, Inc.	253,259	8,833,674
Insurance 7.6%
CNO Financial Group, Inc.	221,263	8,733,251
Hanover Insurance Group, Inc. (The)	46,399	8,049,298
Kemper Corp.	123,933	6,649,005
Skyward Specialty Insurance Group, Inc.(a)	124,203	5,999,005
Total		29,430,559
Total Financials		120,669,626
Health Care 8.0%
Biotechnology 0.7%
Cytokinetics, Inc.(a)	74,187	2,621,027
Health Care Equipment & Supplies 4.3%
CONMED Corp.	88,851	4,829,940
Integer Holdings Corp.(a)	35,095	3,785,698
LivaNova PLC(a)	145,285	8,189,715
Total		16,805,353
Health Care Providers & Services 2.1%
Tenet Healthcare Corp.(a)	43,886	8,089,506
Pharmaceuticals 0.9%
Ligand Pharmaceuticals, Inc.(a)	21,363	3,454,611
Total Health Care		30,970,497
Industrials 15.8%
Aerospace & Defense 4.0%
ATI, Inc.(a)	85,178	6,604,702
Kratos Defense & Security Solutions, Inc.(a)	135,897	8,947,459
Total		15,552,161

Columbia Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, August 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.2%
Zurn Elkay Water Solutions Corp.	184,128	8,352,046
Construction & Engineering 2.6%
Primoris Services Corp.	85,226	10,103,542
Electrical Equipment 1.8%
Regal Rexnord Corp.	47,879	7,149,771
Ground Transportation 1.8%
Knight-Swift Transportation Holdings, Inc.	158,535	6,959,686
Machinery 2.3%
Atmus Filtration Technologies, Inc.	201,964	8,991,437
Professional Services 1.1%
Alight, Inc., Class A	1,101,620	4,274,286
Total Industrials		61,382,929
Information Technology 9.5%
Communications Equipment 5.0%
Extreme Networks, Inc.(a)	467,507	9,995,300
Viavi Solutions, Inc.(a)	826,758	9,325,830
Total		19,321,130
Electronic Equipment, Instruments & Components 1.0%
Crane NXT Co.	66,325	3,961,592
Semiconductors & Semiconductor Equipment 3.5%
Kulicke & Soffa Industries, Inc.	124,486	4,668,225
MACOM Technology Solutions Holdings, Inc.(a)	69,433	8,897,839
Total		13,566,064
Total Information Technology		36,848,786
Materials 5.9%
Chemicals 4.3%
Chemours Co. LLC (The)	652,980	10,055,892
Minerals Technologies, Inc.	99,569	6,516,791
Total		16,572,683
Containers & Packaging 1.6%
O-I Glass, Inc.(a)	471,360	6,122,967
Total Materials		22,695,650
Real Estate 7.9%
Health Care REITs 1.9%
Sabra Health Care REIT, Inc.	389,954	7,452,021
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.6%
Apple Hospitality REIT, Inc.	483,223	6,310,892
Industrial REITs 1.1%
First Industrial Realty Trust, Inc.	81,389	4,281,062
Specialized REITs 3.3%
Gaming and Leisure Properties, Inc.	93,785	4,502,618
Outfront Media, Inc.	437,686	8,175,974
Total		12,678,592
Total Real Estate		30,722,567
Utilities 2.6%
Electric Utilities 2.6%
Portland General Electric Co.	234,518	10,032,680
Total Utilities		10,032,680
Total Common Stocks (Cost $281,059,891)		384,747,792

Rights —%

Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	9,220	0
OmniAb, Inc.(a),(b),(c),(d)	9,220	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(e),(f)	2,762,712	2,761,884
Total Money Market Funds (Cost $2,761,740)		2,761,884
Total Investments in Securities (Cost: $283,821,631)		387,509,676
Other Assets & Liabilities, Net		(169,950)
Net Assets		387,339,726
Columbia Select Small Cap Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund, August 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	02/13/2015-02/27/2015	9,220	—	—
OmniAb, Inc.	02/13/2015-02/27/2015	9,220	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2025.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.463%
	3,760,867	17,953,575	(18,952,326)	(232)	2,761,884	353	34,839	2,762,712
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Select Small Cap Value Fund  | 2025

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